INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Intangible assets, gross	$ 59,472	$ 33,554
Less accumulated amortization	19,225	14,273
Intangible assets, net	40,247	19,281
Technology-Based Intangible Assets [Member]
Cost:
Intangible assets, gross	28,795	9,614
Customer Relationships [Member]
Cost:
Intangible assets, gross	17,663	11,054
Noncompete Agreements [Member]
Cost:
Intangible assets, gross	128	0
Customer data [Member]
Cost:
Intangible assets, gross	12,043	12,043
Internet Domain Names [Member]
Cost:
Intangible assets, gross	552	552
Distribution Rights [Member]
Cost:
Intangible assets, gross	$ 291	$ 291